GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
ANNUAL REPORT
NOVEMBER 30, 2002

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

Day-to-day management of the Fund's portfolio is the responsibility of the Fixed Income Division at Grantham, Mayo, Van Otterloo & Co. LLC.

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

GMO Alpha LIBOR Fund ("ALF" or "the Fund") returned -6.5% for the fiscal period ended November 30, 2002, as compared with the +1.6% return of the J.P. Morgan U.S. 3-Month Cash Index. The Fund underperformed the benchmark during the fiscal quarter by 808 basis points.

The Fund's underperformance is related primarily to certain asset-backed securities owned by the Fund that were allegedly involved in a massive fraud. National Century Financial Enterprises, the sponsor of $3.35 billion of health care asset-backed receivables (the "NPF bonds"), allegedly violated the terms of the bonds' indentures by, among other things, spending cash collateral, accepting collateral other than permitted receivables, moving receivables between trusts to meet compliance tests and reimbursing health care providers for more than the value of the receivables purchased. National Century, its affiliated operations, the trusts, and many health care providers have declared bankruptcy. Federal authorities have taken the firms' records and are investigating the fraud. As a result of these events, no active market currently exists for the NPF bonds, and therefore the Fund may be exposed to the bonds for an indefinite period. The Fund's trustees have marked down the Fund's holdings in these bonds to 20% of par value from mid-October levels in the high nineties. This has had a serious effect on the net asset value of the Fund. The cumulative effect, incurred in October and November of 2002, amounted to -7.65%.

For commercial reasons related to the National Century holdings, on November 26, 2002, ALF's portfolio was divided. Approximately 78% of the Fund's assets were transferred to a new fund, GMO Short-Duration Collateral Fund ("SDCF"). SDCF, which generally received the more liquid and higher quality assets of ALF, will become GMO's primary vehicle for handling cash flows in and out of the GMO funds. ALF retained the NPF bonds and other lower quality issues. The NPF bonds have been placed in a special purpose vehicle, GMO SPVI, LLC, to facilitate the redemption of the NPF bonds in-kind, if necessary, to protect the interests of non-redeeming shareholders. ALF is currently closed to new investment.

THE VIEWS EXPRESSED HERE ARE EXCLUSIVELY THOSE OF GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC MANAGEMENT. THEY ARE NOT MEANT AS INVESTMENT ADVICE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
GMO ALPHA LIBOR FUND AND THE
J.P. MORGAN U.S. 3 MONTH CASH INDEX
AS OF NOVEMBER 30, 2002

                                 J.P. MORGAN U.S.
  DATE    GMO ALPHA LIBOR FUND  3 MONTH CASH INDEX
12/31/99                 10000               10000  10000
3/31/00                  10172            10153.62  10000
6/30/00               10344.84            10317.15  10000
9/30/00               10522.43            10491.27  10000
12/31/00              10727.86            10681.25  10000
3/31/01               10898.61            10859.69  10000
6/30/01                11040.2            10999.51  10000
9/30/01               11156.32            11127.64  10000
12/31/01              11248.41            11208.73  10000
3/31/02                11314.4            11258.17  10000
6/30/02               11428.78            11321.85  10000
09/30/02              11380.51            11376.92  10000
11/30/02               10550.5            11418.04  10000

Class III Average Annual Total Return

          SINCE
1 YEAR  INCEPTION
         12/31/99
-5.93%      1.85%

Performance shown is net of all fees after reimbursement from the manager. Returns and net asset values of fund investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. Past performance is not indicative of future performance. Information is unaudited.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
NOVEMBER 30, 2002

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 76.3%
               ASSET-BACKED SECURITIES -- 75.0%
               AIRLINES -- 3.1%
    9,400,000  Aircraft Finance Trust Series 99-1A Class A1, Variable
                 Rate, 1 mo. LIBOR + .48%, 1.86%, due 05/15/24              8,742,000
                                                                        -------------
               AUTOMOTIVE -- 1.5%
    4,000,000  General Motors Acceptance Corp, 7.50%, due 07/15/05          4,140,000
                                                                        -------------
               COMMERCIAL BANK CREDIT CARDS -- 4.5%
    4,000,000  Bank One Issuance Trust Series 02-A5 Class A5, 1.77%,
                 due 06/15/10                                               4,000,000
    5,000,000  Chase Credit Card Master Trust Series 01-6 Class A,
                 Variable Rate, 1 mo. LIBOR + .13%, 1.51%, due
                 03/16/09                                                   5,004,000
    3,800,000  Citibank Credit Card Issuance Trust Series 00-B2 Class
                 B2, Variable Rate, 3 mo. LIBOR + .25%, 2.03%,
                 due 10/15/07                                               3,787,840
                                                                        -------------
                                                                           12,791,840
                                                                        -------------
               EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- 5.0%
    5,975,844  Anfield Road I Ltd. Series 1 Class A, Variable Rate,
                 6 mo. LIBOR + .25%, 2.14%, due 11/06/06                    5,856,327
    2,384,956  Augusta Funding Ltd Series 96-AX, Variable Rate, 6 mo.
                 LIBOR + .25%, 2.09%, due 10/21/08                          2,358,602
    1,226,747  Augusta Funding Ltd Series 97-B Class A, 144A, Variable
                 Rate, 6 mo. LIBOR + .19%, 1.90%, due 04/10/10              1,205,610
    4,820,835  Starvest Emerging Markets CBO-I Series 1A, Class
                 A,Variable Rate, 6 mo. LIBOR + .19%, 2.21%,
                 due 07/30/11                                               4,705,328
                                                                        -------------
                                                                           14,125,867
                                                                        -------------
               FRANCHISE LOAN -- 3.1%
   12,000,000  EMAC Series 98-1 Class A2, 144A, 6.38%, due 01/15/25         8,880,000
                                                                        -------------
               HEALTH CARE EQUIPMENT RECEIVABLES -- 0.6%
    1,600,000  DVI Business Credit Receivables Corp. III 1998-1A Class
                 A,Variable Rate, 1 mo. LIBOR + .35%, 1.73%,
                 due 01/15/04                                               1,597,600
                                                                        -------------
               HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 33.7%
   30,100,000  BEA CBO Series 98-1A Class A2A, 144A, 6.72%,
                 due 06/15/10                                              20,167,000
   14,575,000  Chyps CBO Series 97-1A Class A2A, 144A, 6.72%,
                 due 01/15/10                                               9,182,250

              See accompanying notes to the financial statements.              1

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
NOVEMBER 30, 2002

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- CONTINUED
    5,584,615  Great Point CBO Ltd. Series 98-1A Class A1,
                 144A,Variable Rate, 6 mo. LIBOR + .30%, 2.02%,
                 due 10/15/10                                               5,472,476
   10,797,745  Merrill Lynch CBO Series 97-F1, Variable Rate, 3 mo.
                 LIBOR + .42%, 1.84%, due 05/23/09                          7,558,421
    2,000,000  Nomura CBO Ltd Series 97-2 Class A2, Step up, 6.26%,
                 due 10/30/09                                               1,942,520
    6,318,621  Northstar CBO Ltd. Series 97-2 Class A2, 144A, Variable
                 Rate, Step Up, 6.62%, due 07/15/09                         5,402,421
    1,119,298  Pacific Life CBO Series 98-1A Class A2A, 144A, Step Up,
                 6.56%, due 02/15/10                                        1,106,963
    8,700,000  Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                 6.33%, due 09/15/09                                        8,761,944
   46,990,973  SHYPPCO Finance Company Series 1I Class A-2B, 6.64%,
                 due 06/15/10                                              35,243,230
                                                                        -------------
                                                                           94,837,225
                                                                        -------------
               INSURANCE -- 6.5%
    1,904,170  DLJ CBO Ltd Series 1A Class A2, 144A, 6.68%,
                 due 04/15/11                                               1,904,170
    9,800,000  Meridian Funding Co. LLC, MBIA, Variable Rate, 1 mo.
                 LIBOR + .38%, 1.76%, due 06/22/11                          9,751,000
    2,937,584  Northstar CBO Ltd. Series 97-2I Class A2, 144A,
                 Variable Rate, Step Up, 4.12%, due 07/15/09                2,922,779
    3,000,000  PFS Financing Corp Series 01-FA Class A, 144A, Variable
                 Rate, 1 mo. LIBOR + .33%, 1.71%, due 06/15/08              2,979,000
      866,666  Polaris Funding Company, Series EMTN, Variable Rate,
                 1 mo. LIBOR + .45%, 2.09%, due 01/07/05                      865,583
                                                                        -------------
                                                                           18,422,532
                                                                        -------------
               OTHER CREDIT CARDS -- 6.1%
    4,600,000  Discover Card Master Trust I series 00-5 Class A,
                 Variable Rate, 1 mo. LIBOR + .18%, 1.56%,
                 due 11/15/07                                               4,612,578
    3,579,000  Discover Card Master Trust I Series 01-2 Class B,
                 Variable Rate, 1 mo. LIBOR + .46%, 1.84%,
                 due 07/15/08                                               3,588,227
    5,000,000  MBNA Master Credit Card Trust Series 02-B4 Class B4,
                 1.88%, due 03/15/09                                        5,000,000
    4,000,000  Providian Gateway Master Trust Series 00-C Class A,
                 144A, Variable Rate, 1 mo. LIBOR + .22%, 1.60%,
                 due 03/15/07                                               3,987,600
                                                                        -------------
                                                                           17,188,405
                                                                        -------------

              See accompanying notes to the financial statements.
2

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
NOVEMBER 30, 2002

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               PERPETUAL LOANS COLLATERALIZED DEBT OBLIGATIONS -- 2.4%
    7,000,000  Augusta Funding Ltd. Series 10A Class F-1 144A,
                 Step-Up, 3 mo. LIBOR + .25%, 2.05%, due 06/30/17           6,685,000
                                                                        -------------
               RATE REDUCTION BONDS -- 3.5%
    9,228,400  California Infrastructure PG&E Series 97-1 Class A7,
                 6.42%, due 09/25/08                                        9,917,646
                                                                        -------------
               STUDENT LOANS -- 5.0%
      692,154  Banc One Student Loan Trust Series 94-A Class A2,
                 Variable Rate, 1 mo. LIBOR + .30%, 1.68%,
                 due 10/25/16                                                 693,532
    2,400,000  Keycorp Student Loan Trust Series 94-B
                 Certificates,Variable Rate, 1 mo. LIBOR + .73%,
                 2.11%, due 11/25/21                                        2,399,280
    2,000,000  Keycorp Student Loan Trust Series 95-A Class B,Variable
                 Rate, 1 mo. LIBOR + .75%, 2.13%, due 10/27/21              1,999,800
      986,400  SMS Student Loan Trust 95-A Certificates,Variable Rate,
                 1 mo. LIBOR + .65%, 2.03%, due 04/25/25                      988,866
    1,193,200  SMS Student Loan Trust Series 94-A
                 Certificates,Variable Rate, 1 mo. LIBOR + .70%,
                 2.53%, due 07/26/21                                        1,197,615
    1,051,400  SMS Student Loan Trust Series 94-B
                 Certificates,Variable Rate, 1 mo. LIBOR + .75%,
                 2.13%, due 10/25/23                                        1,054,029
    3,764,720  SMS Student Loan Trust Series 97-A Class A, Variable
                 Rate, 3 mo. U.S. Treasury Bill + .60%, 1.83%,
                 due 10/27/25                                               3,758,320
    1,001,600  Society Student Loan Trust Series 93-A Class B,Variable
                 Rate, 1 mo. LIBOR + .75%, 2.59%, due 07/25/03              1,003,163
      931,719  Student Loan Marketing Association Series 96-4 Class
                 A2, Variable Rate, 3 mo. U.S. Treasury Bill + .64%,
                 1.87%, due 07/25/09                                          926,315
                                                                        -------------
                                                                           14,020,920
                                                                        -------------

               Total Asset-Backed Securities                              211,349,035
                                                                        -------------
               CORPORATE DEBT -- 1.3%
    4,484,225  Continental Airlines Series 99-1A, 6.55%, due 02/02/19       3,766,749
                                                                        -------------

               TOTAL DEBT OBLIGATIONS (COST $242,921,024)                 215,115,784
                                                                        -------------

              See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
NOVEMBER 30, 2002

   SHARES      DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
               MUTUAL FUND -- 1.3%
    3,658,402  Merrimac Cash Fund                                           3,658,402
                                                                        -------------

               TOTAL MUTUAL FUND (COST $3,658,402)                          3,658,402
                                                                        -------------
               PRIVATE INVESTMENT FUND -- 9.4%
    1,319,177  GMO SPV I, LLC*(a)(b)                                       26,383,545
                                                                        -------------

               TOTAL PRIVATE INVESTMENT FUND (COST $131,461,708)           26,383,545
                                                                        -------------

  PRINCIPAL
   AMOUNT
-------------
               CALL OPTIONS PURCHASED -- 0.5%
               OPTIONS ON BONDS -- 0.5%
   25,000,000  Asian Development Bank, 5.593%, 07/16/18, Expires
                 07/16/03, Strike 100.00                                      637,500
   25,000,000  Bellsouth Telecommunications, 7.00%, 12/01/95, Expires
                 10/26/06, Strike 100.00                                      687,500
                                                                        -------------
                                                                            1,325,000
                                                                        -------------

               TOTAL CALL OPTIONS PURCHASED (COST $687,500)                 1,325,000
                                                                        -------------
               TOTAL INVESTMENTS -- 87.5%
               (Cost $378,728,634)                                        246,482,731

               Other Assets and Liabilities (net) -- 12.5%                 35,232,398
                                                                        -------------
               TOTAL NET ASSETS -- 100.0%                               $ 281,715,129
                                                                        =============

              See accompanying notes to the financial statements.
4

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
NOVEMBER 30, 2002

               NOTES TO THE SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
CBO - Collateralized Bond Obligation
EMTN - Euromarket Medium Term Note
MBIA - Insured as to the payment of principal and interest by
  Municipal Bond Insurance Association
Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at November
30, 2002, which are subject to change based on the terms of the security, including varying reset dates.

*    Non-income producing security.

(a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 1).

(b) GMO Alpha LIBOR Fund's Investment in GMO SPV I, LLC is comprised of the following underlying assets:

PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
-------------------------------------------------------------------------------------
   22,000,000  NPF XII, Inc. Series 00-3 Class A, 144A, Variable Rate,
                 1 mo. LIBOR+.45%, 2.20%, due 12/01/03                      4,400,000
   60,000,000  NPF XII, Inc. Series 02-1A Class A, 144A, Variable
                 Rate, 1 mo. LIBOR+.65%, 2.39%, due 05/02/05               12,000,000
   49,500,000  NPF VI, Inc. Series 02-1A Class A, 144A, Variable Rate,
                 1 mo. LIBOR+.95%, 2.39%, due 02/01/08                      9,900,000
                                                                        -------------
                                                                           26,300,000
                                                                        -------------

               Other Assets and Liabilities                                    83,545
                                                                        -------------
                                                                           26,383,545
                                                                        -------------

              See accompanying notes to the financial statements.              5

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2002
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (cost $378,728,634) (Note 1)         $ 246,482,731
   Foreign currency, at value (cost $326,964) (Note 1)              325,916
   Receivable for investments sold                               31,265,299
   Interest receivable                                            3,642,949
   Receivable for open forward foreign currency contracts
    (Notes 1 and 7)                                                 114,675
   Receivable for expenses reimbursed by Manager (Note 3)            31,929
                                                              -------------

      Total assets                                              281,863,499
                                                              -------------

LIABILITIES:
   Accrued expenses                                                 148,370
                                                              -------------

      Total liabilities                                             148,370
                                                              -------------
NET ASSETS                                                    $ 281,715,129
                                                              =============

NET ASSETS CONSIST OF:
   Paid-in capital                                            $ 442,522,801
   Distributions is excess of net investment income                (548,547)
   Accumulated net realized loss                                (28,126,849)
   Net unrealized depreciation                                 (132,132,276)
                                                              -------------
                                                              $ 281,715,129
                                                              =============

SHARES OUTSTANDING                                               11,851,374
                                                              =============

NET ASSET VALUE PER SHARE                                     $       23.77
                                                              =============

6             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                         FOR THE PERIOD MARCH 1, 2002     YEAR ENDED
                                                          THROUGH NOVEMBER 30, 2002*   FEBRUARY 28, 2002
                                                         ----------------------------  -----------------
INVESTMENT INCOME:
   Interest (including securities lending income of
    $2,208 and $975, respectively)                           $        35,479,902       $      68,422,089
                                                             -------------------       -----------------
      Total income                                                    35,479,902              68,422,089
                                                             -------------------       -----------------
EXPENSES:
   Interest expense (Notes 1 and 7)                                      319,958                 769,330
   Custodian and transfer agent fees                                     133,731                 180,621
   Legal fees                                                            115,764                  76,842
   Audit fees                                                             35,313                  39,721
   Trustees fees (Note 3)                                                 22,396                  21,345
   Registration fees                                                         276                     204
   Miscellaneous                                                          12,217                  14,540
   Fees reimbursed by Manager (Note 3)                                  (217,505)               (312,435)
                                                             -------------------       -----------------
                                                                         422,150                 790,168
                                                             -------------------       -----------------
      Net expenses                                                       422,150                 790,168
                                                             -------------------       -----------------

         Net investment income                                        35,057,752              67,631,921
                                                             -------------------       -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                      4,932,422                 594,970
      Closed futures contracts                                                --                  16,159
      Closed swap contracts                                          (11,122,475)              9,329,112
      Foreign currency, forward contracts and foreign
       currency related transactions                                  (3,268,369)                917,601
                                                             -------------------       -----------------
      Net realized gain (loss)                                        (9,458,422)             10,857,842
                                                             -------------------       -----------------
   Change in net unrealized appreciation (depreciation)
    on:
      Investments                                                   (125,668,298)            (20,132,712)
      Open futures contracts                                                  --                 (22,827)
      Open swap contracts                                              5,133,418              (5,122,433)
      Foreign currency, forward contracts and foreign
       currency related transactions                                     194,048                (744,149)
                                                             -------------------       -----------------

         Net unrealized loss                                        (120,340,832)            (26,022,121)
                                                             -------------------       -----------------
      Net realized and unrealized loss                              (129,799,254)            (15,164,279)
                                                             -------------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                  $       (94,741,502)      $      52,467,642
                                                             ===================       =================

*    The Fund changed its fiscal year end from February 28 to November 30.

              See accompanying notes to the financial statements.              7

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD MARCH 1, 2002     YEAR ENDED         YEAR ENDED
                                                     THROUGH NOVEMBER 30, 2002*   FEBRUARY 28, 2002  FEBRUARY 28, 2001
                                                    ----------------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                  $    35,057,752          $   67,631,921     $   61,578,437
   Net realized gain (loss)                                    (9,458,422)             10,857,842         (6,560,708)
   Change in net unrealized appreciation
    (depreciation)                                           (120,340,832)            (26,022,121)        14,057,958
                                                          ---------------          --------------     --------------
   Net increase (decrease) in net assets from
    operations                                                (94,741,502)             52,467,642         69,075,687
                                                          ---------------          --------------     --------------

Distributions to shareholders from:
   Net investment income                                       (8,124,881)            (76,537,894)       (49,090,270)
   Net realized gains                                          (4,222,800)                     --                 --
                                                          ---------------          --------------     --------------
                                                              (12,347,681)            (76,537,894)       (49,090,270)
                                                          ---------------          --------------     --------------
Fund share transactions:
 (Note 6)
   Proceeds from sale of shares                               464,399,000             866,500,000      1,598,934,770
   Net asset value of shares issued to
    shareholders in payment of distributions
    declared                                                   12,347,681              76,537,894         49,090,270
   Cost of shares repurchased                              (1,528,653,659)           (998,429,701)      (485,938,075)
                                                          ---------------          --------------     --------------
   Net increase (decrease) in net assets resulting
    from Fund share transactions                           (1,051,906,978)            (55,391,807)     1,162,086,965
                                                          ---------------          --------------     --------------
      Total increase (decrease) in net assets              (1,158,996,161)            (79,462,059)     1,182,072,382
NET ASSETS:
      Beginning of period                                   1,440,711,290           1,520,173,349        338,100,967
                                                          ---------------          --------------     --------------
      End of period (including distributions in
       excess of net investment income of
       $548,547, and undistributed net investment
       income of $7,373,868 and $15,531,183,
       respectively)                                      $   281,715,129          $1,440,711,290     $1,520,173,349
                                                          ===============          ==============     ==============

*    The Fund changed its fiscal year end from February 28 to November 30.

8             See accompanying notes to the financial statements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                    PERIOD FROM                   YEAR ENDED FEBRUARY 28/29,
                                               MARCH 1, 2002 THROUGH  --------------------------------------------------
                                                NOVEMBER 30, 2002*          2002            2001(C)          2000***
                                               ---------------------  ----------------  ----------------  --------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $  25.66            $    26.14        $    25.29        $  25.00
                                                     --------            ----------        ----------        --------

Income from investment operations:
   Net investment income                                 0.65++                1.23++            1.83++          0.26
   Net realized and unrealized gain (loss)              (2.31)                (0.27)             0.07            0.03
                                                     --------            ----------        ----------        --------
      Total from investment operations                  (1.66)                 0.96              1.90            0.29
                                                     --------            ----------        ----------        --------

Less distributions to shareholders:
   From net investment income                           (0.15)                (1.44)            (1.05)             --
   From net realized gains                              (0.08)                   --                --              --
                                                     --------            ----------        ----------        --------
      Total distributions                               (0.23)                (1.44)            (1.05)             --
                                                     --------            ----------        ----------        --------
NET ASSET VALUE, END OF PERIOD                       $  23.77            $    25.66        $    26.14        $  25.29
                                                     ========            ==========        ==========        ========
TOTAL RETURN(a)                                         (6.53)%+               3.69%             7.61%           1.16%+

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                 $281,715            $1,440,711        $1,520,173        $338,101
   Net operating expenses to average daily
     net assets                                          0.01%**                 --(d)             --(d)           --**(d)
   Interest expense to average daily net
     assets                                              0.03%**(b)            0.05%(b)          0.20%(b)        0.40%**(b)
   Total net expenses to average daily net
     assets                                              0.04%**               0.05%             0.20%           0.40%**
   Net investment income to average daily net
     assets                                              3.35%**               4.67%             7.05%           6.77%**
   Portfolio turnover rate                                 39%                   29%               39%              4%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:                0.02%**               0.02%             0.02%           0.02%**

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(c) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share.
     The effect of this change decreased the ratio of net investment income to average net assets from 7.06% to 7.05%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(d) Net operating expenses as a percentage of average daily net assets was less than 0.01%.
*    The Fund changed its fiscal year end from February 28 to November 30.
**   Annualized.
*** Period from December 31, 1999 (commencement of operations) to February 29, 2000.
+    Not annualized.
++   Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.              9

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      GMO Alpha LIBOR Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund's investment objective is high total return comparable to the 3-month London Inter-Bank Offer Rate ("LIBOR"). The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark index is the J.P. Morgan U.S. 3-Month Cash Index.

      Shares of GMO Alpha LIBOR Fund are only offered to other Funds of the Trust and other GMO separately managed accounts. Presently the Fund is closed to new investment.

      On November 26, 2002, approximately 78% of the Fund's assets were transferred to a new fund, the GMO Short-Duration Collateral Fund ("SDCF"). The Fund retained the National Century Financial Enterprises bonds (through its investment in GMO SPV I, LLC) and generally retained other lower quality issues. The Fund changed its fiscal year end from February 28 to November 30.

      The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      PORTFOLIO VALUATION
      Shares of investment funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------
      quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value. At November 30, 2002, the total value of such securities represented 9% of net assets.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

      Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain securities held by the Fund were valued solely on the basis of a price provided by the principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At November 30, 2002, the total value of these securities represented 51% of net assets. See also Note 2 for a description of the valuation of GMO SPV I, LLC.

      FOREIGN CURRENCY TRANSLATION
      The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

      FUTURES CONTRACTS
      The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At November 30, 2002, the Fund held no open futures contracts.

      FORWARD CURRENCY CONTRACTS
      The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 7 and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of November 30, 2002.

      OPTIONS
      The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------
      Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At November 30, 2002, the Fund held no open written option contracts.

      The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. See Schedule of Investments for all open purchased option contracts as of November 30, 2002.

      LOAN AGREEMENTS
      The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

      INDEXED SECURITIES
      The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------
      exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

      SWAP AGREEMENTS
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be unfavorable changes in interest rates. At November 30, 2002, the Fund held no open swap agreements.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

      REPURCHASE AGREEMENTS
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited.

      REVERSE REPURCHASE AGREEMENTS
      The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. At November 30, 2002, the Fund held no open reverse repurchase agreements.

      SECURITY LENDING
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At November 30, 2002, the Fund had no securities on loan.

      TAXES AND DISTRIBUTIONS
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country tax treaty with the United States.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. During the period ended November 30, 2002, the tax basis of distributions paid was as follows: ordinary income -- $53,519,292, long-term capital gains -- $12,319,326, and return of capital -- $970,971,445. The differences are primarily due to the treatment of the redemption in kind to GMO Short-Duration Collateral Fund which was classified as a distribution for tax purposes. See also Note 2.

      At November 30, 2002 the Fund has elected to defer to December 1, 2002 post October capital losses of $5,175,584.

      The following reclassification represents the amount necessary to report the stated components of net assets on a tax basis, excluding certain temporary differences, as of November 30, 2002. This reclassification has no impact on net investment income, realized gain/loss or the net asset value of the Fund and is primarily attributable to foreign currency transactions. The financial highlights exclude these adjustments.

            Accumulated        Accumulated
         Undistributed Net  Undistributed Net
         Investment Income    Realized Gain     Paid-in Capital
         -----------------  ------------------  ----------------
           $(34,855,286)       $(18,635,651)      $ 53,490,937

      Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

      SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
      Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

      EXPENSES
      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.    CREATION OF SPECIAL PURPOSE VEHICLE

      In November 2002, the sponsor of certain asset-backed securities held by the Fund defaulted on its obligations with respect to these securities. National Century Financial Enterprises ("National Century"), the sponsor of $3.35 billion of health care asset-backed receivables (the "NPF bonds"), including two series held by the Fund, NPF VI and NPF XII, allegedly violated the terms of the bonds' indentures by, among other things, purportedly spending cash collateral, accepting collateral other than permitted receivables, moving receivables between trusts to meet compliance tests and reimbursing health care providers for more that the value of receivables purchases. National Century, its affiliated operations, the trusts, and many of the health care providers have declared bankruptcy. Federal authorities are currently investigating the circumstances surrounding the defaults. As a result of these events, no active market currently exists for the NPF bonds, and therefore the Fund may be exposed to the bonds for an indefinite period.

      The costs related to recovery of losses associated with the NPF bonds, including the retention of counsel, will be borne by the Fund. The NPF bonds have been placed in a special purpose Delaware limited liability company, GMO SPVI, LLC (the "SPV"), to facilitate the redemption of the NPF bonds in-kind, if necessary, to protect the interests of non-redeeming shareholders. The current net asset value of the Fund's shares of the SPV reflect the GMO Trust's Trustees' good faith determination as to the fair market value of the NPF bonds, based on information reasonably available to them at this time. Due to the subjective and variable nature of fair value pricing, the value for the NPF bonds and the SPV determined by the GMO Trust's Trustees may be materially different from the value ultimately realized.

      For commercial reasons related to the NPF bonds, on November 26, 2002, the Fund undertook a reorganization transaction with a new series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF"). The reorganization occurred through the in-kind redemption on November 26, 2002 ("Redemption Date") of approximately 78% of each shareholder's interest in the Fund, and the contribution of those securities received to SDCF.

      Because the redemption was pro-rata relative to each shareholder's interest in the Fund and SDCF, it is considered a distribution for U.S. federal tax purposes. Accordingly, the redemption of 43,219,728 shares, valued at $1,024,462,382 on the Redemption Date was recognized for tax purposes as a distribution of ordinary income of $45,394,411; long term capital gains of $8,096,526; and return of capital of $970,971,445.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

3.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      GMO does not charge the Fund any management or service fees. In addition, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding brokerage commissions and other investment-related costs, hedging transaction fees, fees and expenses of the independent trustees of the Trust, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) until June 30, 2003.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the nine months ended November 30, 2002, was $22,396. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.    PURCHASES AND SALES OF SECURITIES

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the nine months ended November 30, 2002 (including the redemption in kind to GMO Short Duration Collateral Fund), aggregated $503,261,224 and $1,603,062,471 respectively. Net gains on all redemption in kind transactions were $4,030,134 for the nine months period ended November 30, 2002.

      At November 30, 2002, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Depreciation
         --------------  ----------------  ----------------  --------------
          $402,111,392       $840,859       $(156,469,520)   $(155,628,661)

5.    PRINCIPAL SHAREHOLDERS

      At November 30, 2002, 80.6% of the outstanding shares of the Fund were held by five shareholders, two of which were other funds of GMO Trust, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

6.    SHARE TRANSACTIONS

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                  For the period
                                                              March 1, 2002 through       Year ended         Year ended
                                                               November 30, 2002 *     February 28, 2002  February 28, 2001
                                                             ------------------------  -----------------  -----------------
         Shares sold                                                    18,062,276          32,903,902         61,587,380
         Shares issued to shareholders in reinvestment of
           distributions                                                   480,081           2,974,284          1,908,486
         Shares repurchased                                            (62,845,666)        (37,889,038)       (18,697,649)
                                                                ------------------      --------------     --------------
         Net increase (decrease)                                       (44,303,309)         (2,010,852)        44,798,217
         Fund shares:
         Beginning of period                                            56,154,683          58,165,535         13,367,318
                                                                ------------------      --------------     --------------
         End of period                                                  11,851,374          56,154,683         58,165,535
                                                                ------------------      --------------     --------------

      *Change in fiscal year end. See Note 1.

7.    FINANCIAL INSTRUMENTS

      A summary of outstanding financial instruments at November 30, 2002 is as follows:

      FORWARD CURRENCY CONTRACTS

                                                                         Net Unrealized
         Settlement                                                       Appreciation
            Date     Deliver/Receive   Units of Currency      Value      (Depreciation)
         ----------  ----------------  -----------------  -------------  --------------
            Buys
          12/10/02   GBP                    20,000,000     $31,120,000      $200,000
                                                                            ========
           Sales
          12/10/02   GBP                    20,000,000     $31,104,825      $(85,325)
                                                                            ========

GBP -- British Pound

GMO ALPHA LIBOR FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
NOVEMBER 30, 2002
--------------------------------------------------------------------------------

      REVERSE REPURCHASE AGREEMENTS

         Average balance outstanding                                         $31,907,581
         Average interest rate                                                      1.82%
         Maximum balance outstanding                                         $54,074,500
         Average shares outstanding                                           54,601,689
         Average balance per share outstanding                               $      0.58

      Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF GMO TRUST AND THE SHAREHOLDERS OF
GMO ALPHA LIBOR FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GMO Alpha LIBOR Fund (the "Fund") (a series of GMO Trust) at November 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 31, 2002

TRUSTEES AND OFFICERS (UNAUDITED)
The following tables list the Trust's trustees and officers; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing GMO, c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110.

DISINTERESTED TRUSTEES:

                                                                      Term of                     Principal
                                                                   Office(1) and                Occupation(s)
                      Name, Address,                Position(s)      Length of                   During Past
                         and Age                   Held with Fund   Time Served                   Five Years
         ----------------------------------------  --------------  --------------  ----------------------------------------

         Jay O. Light                              Trustee of the  Since May 1996  Professor of Business Administration,
         c/o GMO Trust                             Trust                           Harvard University; Senior Associate
         40 Rowes Wharf                                                            Dean, Harvard University
         Boston, MA 02110
         Age: 61

         Donald W. Glazer, Esq.                    Trustee of the  Since December  Advisory Counsel, Goodwin Procter LLP;
         c/o GMO Trust                             Trust           2000            Secretary and Consultant, Provant, Inc.
         40 Rowes Wharf                                                            (1998 - present); Consultant --
         Boston, MA 02110                                                          Business and Law.
         Age: 58

                                                     Number of
                                                   Portfolios in
                                                       Fund
                                                      Complex          Other
                      Name, Address,                 Overseen      Directorships
                         and Age                    by Trustee    Held by Trustee
         ----------------------------------------  -------------  ---------------
         Jay O. Light                                   40        Security
         c/o GMO Trust                                            Capital Group,
         40 Rowes Wharf                                           Inc
         Boston, MA 02110
         Age: 61
         Donald W. Glazer, Esq.                         40
         c/o GMO Trust
         40 Rowes Wharf
         Boston, MA 02110
         Age: 58

1 Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.

INTERESTED TRUSTEES:

                                                                      Term of                     Principal
                                                                   Office(1) and                Occupation(s)
                      Name, Address,                Position(s)      Length of                   During Past
                         and Age                   Held with Fund   Time Served                   Five Years
         ----------------------------------------  --------------  --------------  ----------------------------------------

         R. Jeremy Grantham(2)                     Chairman of     Since           Member, Grantham, Mayo, Van Otterloo &
         c/o GMO Trust                             the Board of    September 1985  Co. LLC
         40 Rowes Wharf                            Trustees of
         Boston, MA 02110                          the Trust
         Age: 64

                                                     Number of
                                                   Portfolios in
                                                       Fund
                                                      Complex          Other
                      Name, Address,                 Overseen      Directorships
                         and Age                    by Trustee    Held by Trustee
         ----------------------------------------  -------------  ---------------
         R. Jeremy Grantham(2)                          40
         c/o GMO Trust
         40 Rowes Wharf
         Boston, MA 02110
         Age: 64

1 Each Trustee is elected to serve until the next meeting held for the purpose of electing Trustees and until his successor is elected and qualified.
2 Trustee is deemed to be an "interested person" of the Trust and Grantham, Mayo, Van Otterloo & Co. LLC, as defined by the 1940 Act.

PRINCIPAL OFFICERS:

                                                        Term of
                                                     Office(3) and              Principal Occupation(s)
               Name, Address,         Position(s)      Length of                      During Past
                  and Age            Held with Fund   Time Served                     Five Years
         --------------------------  --------------  --------------  ---------------------------------------------

         Susan Randall Harbert       Chief           Since May 1995  Member, Grantham, Mayo, Van Otterloo & Co.
         c/o GMO Trust               Financial                       LLC.
         40 Rowes Wharf              Officer and
         Boston, MA 02110            Treasurer of
         Age: 45                     the Trust

         Brent Arvidson              Assistant       Since           Senior Fund Administrator -- Grantham, Mayo,
         c/o GMO Trust               Treasurer of    September 1998  Van Otterloo & Co. LLC (September 1997 -
         40 Rowes Wharf              the Trust                       present).
         Boston, MA 02110
         Age: 33

         Scott Eston                 President of    Since           Member, Grantham, Mayo, Van Otterloo & Co.
         c/o GMO Trust               the Trust and   September 1997  LLC.
         40 Rowes Wharf              Chief
         Boston, MA 02110            Executive
         Age: 46                     Officer

         William R. Royer, Esq.      Vice President  Since May 1995  General Counsel and Member, Grantham, Mayo,
         c/o GMO Trust               and Clerk of                    Van Otterloo & Co. LLC.
         40 Rowes Wharf              the Trust
         Boston, MA 02110
         Age: 37

         Elaine M. Hartnett, Esq.    Vice President  Since August    Associate General Counsel, Grantham, Mayo,
         c/o GMO Trust               and Secretary   1999            Van Otterloo & Co. LLC (June 1999 -
         40 Rowes Wharf              of the Trust                    present); Associate/ Junior Partner, Hale and
         Boston, MA 02110                                            Dorr LLP (1991 - 1999).
         Age: 57

3 Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

24